TAXES RECOVERABLE	6 Months Ended
Jun. 30, 2021
Note 4 - TAXES RECOVERABLE
4.	TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	June 30, 2021	December 31, 2020
VAT recoverable	$667	$2,328
GST recoverable	16	16
Income taxes recoverable	2,685	2,700
	$3,368	$5,044